Financial risk management - Reflection of forward-looking information correlation (Details) - USD ($) $ in Billions		Dec. 31, 2021		Dec. 31, 2020
Upside scenario | 2020.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2]			(2.80%)
Private consumption index(YoY %)	[1],[2]			(4.80%)
Facility investment growth rate(YoY %)	[1],[2]			3.50%
Consumer price index growth rate(%)	[1],[2]			0.30%
Balance on current account (billion dollars)	[1],[2]			$ 170.0
Government bond 3y yields(%)	[1],[2]			0.90%
Upside scenario | 2021.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[2]			0.00%
Private consumption index(YoY %)	[2]			3.00%
Facility investment growth rate(YoY %)	[2]			5.50%
Consumer price index growth rate(%)	[2]			0.60%
Balance on current account (billion dollars)	[2]			$ 130.0
Government bond 3y yields(%)	[2]			1.00%
Upside scenario | 2021.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[2]			3.90%
Private consumption index(YoY %)	[2]			2.30%
Facility investment growth rate(YoY %)	[2]			6.50%
Consumer price index growth rate(%)	[2]			0.90%
Balance on current account (billion dollars)	[2]			$ 160.0
Government bond 3y yields(%)	[2]			1.00%
Upside scenario | 2021.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[2]			3.00%
Private consumption index(YoY %)	[2]			3.50%
Facility investment growth rate(YoY %)	[2]			1.50%
Consumer price index growth rate(%)	[2]			0.80%
Balance on current account (billion dollars)	[2]			$ 190.0
Government bond 3y yields(%)	[2]			1.10%
Upside scenario | 2021.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)		4.10%	[1],[3]	4.30%	[2]
Private consumption index(YoY %)		6.30%	[1],[3]	4.10%	[2]
Facility investment growth rate(YoY %)		4.10%	[1],[3]	5.00%	[2]
Consumer price index growth rate(%)		3.60%	[1],[3]	0.90%	[2]
Balance on current account (billion dollars)		$ 202.0	[1],[3]	$ 180.0	[2]
Government bond 3y yields(%)		1.87%	[1],[3]	1.10%	[2]
Upside scenario | 2022.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	3.00%
Private consumption index(YoY %)	[3]	5.10%
Facility investment growth rate(YoY %)	[3]	0.50%
Consumer price index growth rate(%)	[3]	2.60%
Balance on current account (billion dollars)	[3]	$ 230.0
Government bond 3y yields(%)	[3]	1.90%
Upside scenario | 2022.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	3.10%
Private consumption index(YoY %)	[3]	2.50%
Facility investment growth rate(YoY %)	[3]	1.20%
Consumer price index growth rate(%)	[3]	2.40%
Balance on current account (billion dollars)	[3]	$ 200.0
Government bond 3y yields(%)	[3]	1.90%
Upside scenario | 2022.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	3.80%
Private consumption index(YoY %)	[3]	3.70%
Facility investment growth rate(YoY %)	[3]	5.00%
Consumer price index growth rate(%)	[3]	2.00%
Balance on current account (billion dollars)	[3]	$ 220.0
Government bond 3y yields(%)	[3]	2.00%
Upside scenario | 2022.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	3.70%
Private consumption index(YoY %)	[3]	3.80%
Facility investment growth rate(YoY %)	[3]	5.10%
Consumer price index growth rate(%)	[3]	2.00%
Balance on current account (billion dollars)	[3]	$ 230.0
Government bond 3y yields(%)	[3]	2.00%
Central scenario | 2020.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2]			(2.80%)
Private consumption index(YoY %)	[1],[2]			(4.80%)
Facility investment growth rate(YoY %)	[1],[2]			3.50%
Consumer price index growth rate(%)	[1],[2]			0.30%
Balance on current account (billion dollars)	[1],[2]			$ 170.0
Government bond 3y yields(%)	[1],[2]			0.90%
Central scenario | 2021.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[2]			(0.70%)
Private consumption index(YoY %)	[2]			2.60%
Facility investment growth rate(YoY %)	[2]			5.00%
Consumer price index growth rate(%)	[2]			0.50%
Balance on current account (billion dollars)	[2]			$ 120.0
Government bond 3y yields(%)	[2]			1.00%
Central scenario | 2021.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[2]			3.60%
Private consumption index(YoY %)	[2]			2.10%
Facility investment growth rate(YoY %)	[2]			6.00%
Consumer price index growth rate(%)	[2]			0.90%
Balance on current account (billion dollars)	[2]			$ 150.0
Government bond 3y yields(%)	[2]			1.00%
Central scenario | 2021.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[2]			2.50%
Private consumption index(YoY %)	[2]			3.00%
Facility investment growth rate(YoY %)	[2]			0.80%
Consumer price index growth rate(%)	[2]			0.70%
Balance on current account (billion dollars)	[2]			$ 180.0
Government bond 3y yields(%)	[2]			1.00%
Central scenario | 2021.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)		4.10%	[1],[3]	3.70%	[2]
Private consumption index(YoY %)		6.30%	[1],[3]	3.50%	[2]
Facility investment growth rate(YoY %)		4.10%	[1],[3]	4.50%	[2]
Consumer price index growth rate(%)		3.60%	[1],[3]	0.80%	[2]
Balance on current account (billion dollars)		$ 202.0	[1],[3]	$ 170.0	[2]
Government bond 3y yields(%)		1.87%	[1],[3]	1.00%	[2]
Central scenario | 2022.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	2.30%
Private consumption index(YoY %)	[3]	4.40%
Facility investment growth rate(YoY %)	[3]	0.20%
Consumer price index growth rate(%)	[3]	2.70%
Balance on current account (billion dollars)	[3]	$ 220.0
Government bond 3y yields(%)	[3]	1.80%
Central scenario | 2022.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	2.40%
Private consumption index(YoY %)	[3]	1.80%
Facility investment growth rate(YoY %)	[3]	0.80%
Consumer price index growth rate(%)	[3]	2.50%
Balance on current account (billion dollars)	[3]	$ 180.0
Government bond 3y yields(%)	[3]	1.80%
Central scenario | 2022.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	3.00%
Private consumption index(YoY %)	[3]	2.90%
Facility investment growth rate(YoY %)	[3]	4.50%
Consumer price index growth rate(%)	[3]	2.20%
Balance on current account (billion dollars)	[3]	$ 200.0
Government bond 3y yields(%)	[3]	1.90%
Central scenario | 2022.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	3.40%
Private consumption index(YoY %)	[3]	3.50%
Facility investment growth rate(YoY %)	[3]	4.90%
Consumer price index growth rate(%)	[3]	2.00%
Balance on current account (billion dollars)	[3]	$ 220.0
Government bond 3y yields(%)	[3]	1.90%
Downside scenario | 2020.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[1],[2]			(2.80%)
Private consumption index(YoY %)	[1],[2]			(4.80%)
Facility investment growth rate(YoY %)	[1],[2]			3.50%
Consumer price index growth rate(%)	[1],[2]			0.30%
Balance on current account (billion dollars)	[1],[2]			$ 170.0
Government bond 3y yields(%)	[1],[2]			0.90%
Downside scenario | 2021.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[2]			(1.50%)
Private consumption index(YoY %)	[2]			1.90%
Facility investment growth rate(YoY %)	[2]			3.50%
Consumer price index growth rate(%)	[2]			0.40%
Balance on current account (billion dollars)	[2]			$ 110.0
Government bond 3y yields(%)	[2]			1.10%
Downside scenario | 2021.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[2]			2.30%
Private consumption index(YoY %)	[2]			1.10%
Facility investment growth rate(YoY %)	[2]			4.50%
Consumer price index growth rate(%)	[2]			0.80%
Balance on current account (billion dollars)	[2]			$ 140.0
Government bond 3y yields(%)	[2]			1.10%
Downside scenario | 2021.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[2]			1.70%
Private consumption index(YoY %)	[2]			2.60%
Facility investment growth rate(YoY %)	[2]			(1.00%)
Consumer price index growth rate(%)	[2]			0.60%
Balance on current account (billion dollars)	[2]			$ 170.0
Government bond 3y yields(%)	[2]			1.10%
Downside scenario | 2021.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)		4.10%	[1],[3]	3.00%	[2]
Private consumption index(YoY %)		6.30%	[1],[3]	3.40%	[2]
Facility investment growth rate(YoY %)		4.10%	[1],[3]	3.00%	[2]
Consumer price index growth rate(%)		3.60%	[1],[3]	0.70%	[2]
Balance on current account (billion dollars)		$ 202.0	[1],[3]	$ 160.0	[2]
Government bond 3y yields(%)		1.87%	[1],[3]	1.10%	[2]
Downside scenario | 2022.1Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	1.30%
Private consumption index(YoY %)	[3]	3.40%
Facility investment growth rate(YoY %)	[3]	(0.50%)
Consumer price index growth rate(%)	[3]	3.20%
Balance on current account (billion dollars)	[3]	$ 200.0
Government bond 3y yields(%)	[3]	2.00%
Downside scenario | 2022.2Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	1.30%
Private consumption index(YoY %)	[3]	0.70%
Facility investment growth rate(YoY %)	[3]	0.30%
Consumer price index growth rate(%)	[3]	3.00%
Balance on current account (billion dollars)	[3]	$ 170.0
Government bond 3y yields(%)	[3]	2.00%
Downside scenario | 2022.3Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	1.80%
Private consumption index(YoY %)	[3]	1.80%
Facility investment growth rate(YoY %)	[3]	4.30%
Consumer price index growth rate(%)	[3]	3.00%
Balance on current account (billion dollars)	[3]	$ 180.0
Government bond 3y yields(%)	[3]	2.20%
Downside scenario | 2022.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate(YoY %)	[3]	3.10%
Private consumption index(YoY %)	[3]	3.10%
Facility investment growth rate(YoY %)	[3]	4.50%
Consumer price index growth rate(%)	[3]	2.80%
Balance on current account (billion dollars)	[3]	$ 200.0
Government bond 3y yields(%)	[3]	2.40%

[1]	Considering the default forecast period, the Group reflected the future economic outlook.
[2]	Shinhan Bank applied the private consumption index and facility investment growth rate as the major variables. In addition, Shinhan Card applied the GDP growth rate, consumer price index growth rate, facility investment growth rate, consumer price index growth rate, balance on current account, and government bond 3y yields as the major variables. In addition to the table above, the Group has selected additional forecasts for the KOSPI.
[3]	Shinhan Bank applied the GDP growth rate and private consumption index as the major variables. In addition, Shinhan Card applied the GDP growth rate, facility investment growth rate, consumer price index growth rate, and balance on current account as the major variables. In addition to the table above, the Group has selected additional forecasts for the KOSPI.